Business Segment Information	12 Months Ended
Dec. 31, 2013
Notes
Business Segment Information

Note 10:  Business Segment Information

The following table sets forth financial information regarding the Company’s two reportable business segments for the year ended December 31, 2013, since the Company began selling single premium deferred annuity contracts in 2013.  The Company had one reportable business segment, life and health, for the years ended December 31, 2012 and 2011.

Year ended or as of December 31, 2013	Life and Health	Annuities	Total
Revenues

Life and health premiums, net	$ 139	$ -	$ 139
Contract charges	46	-	46
Net investment income	176	-	176
Net realized investment gains	-	-	~
Other income	293	-	293

Total revenues	654	-	654

Benefits and expenses
Life and health insurance claims and benefits, net	179	-	179
Interest credited to policyholder account balances	9	-	9
Operating and other expenses	86	-	86

Total benefits and expenses	274	-	274

Income before income taxes	380	-	380

Income tax expense	249	-	249

Net income	131	-	131

Change in unrealized gains (losses), net of tax (benefit)	(154)	-	(154)
Reclassification adjustment for (gains) included in net income, net of tax (benefit)	-	-	~
Other comprehensive (loss)	(154)	-	(154)

Total comprehensive (loss)	$ (23)	$ -	$ (23)

Reinsurance recoverable from affiliate	$ 25,525	$ -	$ 25,525
Assets on deposit	-	89,313	89,313
Claim and policy benefit reserves - life and health	23,196	-	23,196
Policyholder account balances	3,734	89,313	93,047